Income Taxes - Income taxes relating to the Company's operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income taxes
Domestic (UK)	$ 0	$ 0	$ 0
Foreign	0	0	0
Deferred income taxes
Domestic (UK)	0	0	0
Foreign	0	0	0
Income tax expense	$ 0	$ 0	$ 0